Segmented Information - Schedule of Reconciliation of Segment Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information
Revenues	$ 14,087	$ 10,573
Utilities
Segment Reporting Information
Revenues	4,980	3,936
Midstream
Segment Reporting Information
Revenues	9,010	6,535
Corporate/Other
Segment Reporting Information
Revenues	97	104
Operating Segments
Segment Reporting Information
Revenues		10,575
Operating Segments | Utilities
Segment Reporting Information
Revenues	4,980	3,936
Operating Segments | Midstream
Segment Reporting Information
Revenues	9,010	6,533
Operating Segments | Corporate/Other
Segment Reporting Information
Revenues	97	104
Intersegment revenue
Segment Reporting Information
Revenues	$ 0	(2)
Intersegment revenue | Utilities
Segment Reporting Information
Revenues		0
Intersegment revenue | Midstream
Segment Reporting Information
Revenues		(2)
Intersegment revenue | Corporate/Other
Segment Reporting Information
Revenues		$ 0